Short-Term and Long-Term Financial Liabilities - Schedule of Short-Term and Long-Term Financial Liabilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Financial liabilities		$ 74,675,170	$ 65,250,697
Current financial liabilities, net		4,555,895	10,447,905
Non-current financial liabilities, net		$ 70,119,275	54,802,791
Term Loan, Net, One [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %		10.25%
Maturity date		Jan. 21, 2024
Financial liabilities			133,036
Term Loan, Net, Two [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %		10.25%
Maturity date		Dec. 17, 2024
Financial liabilities			3,260,290
Term Loan, Net, Three [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %		10.25%
Maturity date		Dec. 11, 2025
Financial liabilities		$ 846,398	1,351,265
Term Loan, Net, Four [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)
Contractual interest rate %		10.25%
Maturity date		Oct. 11, 2025
Financial liabilities		$ 833,334	1,892,433
Convertible Notes, Short Term [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	[1]	$ 1.65
Contractual interest rate %	[1]	15.00%
Maturity date	[1]	Jan. 15, 2025
Financial liabilities	[1]	$ 2,876,163	5,359,454
Convertible Notes, Long Term [Member]
Schedule of Short-Term and Long-Term Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	[1]	$ 1.65
Contractual interest rate %	[1]	15.00%
Maturity date	[1]	Jul. 10, 2028
Financial liabilities	[1]	$ 70,119,275	$ 53,254,219

[1]	In 2024, the Group issued subscription and commitment shares (“incentive shares”) to lenders in connection with convertible notes of US$10,500,000. These incentive shares are treated as standalone financial instruments that are both legally detachable and separately exercisable. Their fair value of US$3,760,909 was determined using the market price of the shares on the grant date and has been accounted for as a reduction in the convertible note liability’s carrying amount on the consolidated balance sheet. This discount is being amortized over the debt’s term using the effective interest method and amortization of the discount increases interest expense over the life of the convertible note. The total debt discount amortised during the year is US$64,277.